T. ROWE PRICE RETIREMENT 2045 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 94.0%
T. Rowe Price Funds:
Growth Stock Fund	1,735,580	4,913	183,699	19,481,738	1,834,595
Value Fund	1,450,534	65,815	29,201	45,512,727	1,653,477
Equity Index 500 Fund	638,303	207,979	63,453	9,454,882	881,195
Overseas Stock Fund	603,480	10,857	43,661	59,616,961	640,882
International Stock Fund	568,469	10,322	20,038	33,449,532	635,876
International Value Equity Fund	576,912	21,332	23,494	50,317,015	630,975
Emerging Markets Stock Fund	372,625	440	34,937	8,630,721	404,436
Mid-Cap Growth Fund	335,285	3,691	11,307	3,531,231	362,763
Mid-Cap Value Fund	283,384	1,467	10,355	11,485,760	310,920
New Horizons Fund(2)	259,878	223	35,977	3,143,932	251,578
Small-Cap Stock Fund(2)	195,547	8,460	6,895	4,137,597	221,072
Small-Cap Value Fund	168,700	1,757	6,281	4,245,652	184,431
Real Assets Fund	156,644	4,159	6,053	15,195,819	172,321
U. S. Large-Cap Core Fund	38,201	58,848	1,715	3,685,896	105,748
Emerging Markets Discovery Stock
Fund	4,035	21,434	571	2,138,762	25,344
Total Equity Mutual Funds (Cost $6,391,054)					8,315,613

BOND MUTUAL FUNDS 5.5%
T. Rowe Price Funds:
New Income Fund	213,451	13,346	7,409	22,592,856	224,347
International Bond Fund (USD
Hedged)	76,305	712	2,683	7,428,730	75,922
U. S. Treasury Long-Term Fund	74,203	684	3,261	4,613,212	70,305
Dynamic Global Bond Fund	58,420	549	8,401	5,238,073	51,281
High Yield Fund	31,704	561	4,037	4,585,495	29,622
Emerging Markets Bond Fund	26,198	412	4,134	2,219,890	24,863
Floating Rate Fund	13,405	183	3,915	1,089,016	10,128
Total Bond Mutual Funds (Cost $458,688)					486,468

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
0.24% (3)	119,877	120,374	203,824	36,427,272	36,427
Total Short-Term Investments (Cost $36,427)					36,427
Total Investments in Securities 99.9%
(Cost $6,886,169)					$8,838,508
Other Assets Less Liabilities 0.1%					10,169
Net Assets 100.0%					$8,848,677

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 537 MSCI EAFE Index contracts	9/20	(51,018)	$(3,281)
Short, 323 Russell 2000 E-Mini Index contracts	9/20	(25,215)	(2,846)
Short, 577 S&P 500 E-Mini Index contracts	9/20	(100,943)	(12,675)
Long, 1,092 U. S. Treasury Notes ten year
contracts	12/20	152,061	(223)
Net payments (receipts) of variation margin to date			19,971
Variation margin receivable (payable) on open futures contracts			$946

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(4)	$713	$339
Emerging Markets Bond Fund	(210)	2,387	311
Emerging Markets Discovery
Stock Fund	87	446	—
Emerging Markets Stock Fund	3,214	66,308	—
Equity Index 500 Fund	9,895	98,366	3,458
Floating Rate Fund	(213)	455	127
Growth Stock Fund	81,484	277,801	—
High Yield Fund	(92)	1,394	444
International Bond Fund (USD
Hedged)	81	1,588	384
International Stock Fund	3,178	77,123	—
International Value Equity Fund	(277)	56,225	—
Mid-Cap Growth Fund	2,736	35,094	—
Mid-Cap Value Fund	83	36,424	—
New Horizons Fund	14,473	27,454	—
New Income Fund	296	4,959	1,585
Overseas Stock Fund	(40)	70,206	—
Real Assets Fund	445	17,571	—
Small-Cap Stock Fund	1,151	23,960	—
Small-Cap Value Fund	340	20,255	—
U. S. Large-Cap Core Fund	312	10,414	—
U. S. Treasury Long-Term Fund	639	(1,321)	349
Value Fund	9,429	166,329	—
U. S. Treasury Money Fund	—	—	33
Totals	$127,007#	$994,151	$7,030+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,030 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.